[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 23, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	ALPS ETF Trust (File No. 811-22175) — Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of ALPS ETF Trust (the “Trust”), we are enclosing herewith for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with a special meeting of shareholders of the Funds of the Trust. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call Andrea E. Kuchli of ALPS Advisors, Inc. at (720) 917-0992 or the undersigned at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure

cc:	Andrea E. Kuchli, ALPS Advisors, Inc. Rick Noyes, ALPS Advisors, Inc.